Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 230	$ 245
Intangible assets with finite lives:
Intangible assets, gross	49,786	23,071
Less: accumulated amortization	(25,555)	(19,972)
Exchange differences	948	(299)
Intangible assets	25,179	2,800
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	16,221	8,760
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,214	124
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	12,059	12,824
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	660	703
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	$ 415
Copyrights [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,250
Distribution channel [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 16,737